Schedule of Investment in Associate (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [abstract]
Investment in Snow Lake Resources		$ 7,104,167	$ 16,767,507
Opening carrying amount	7,104,167	16,767,507
Disposal of Snow Lake Resources investment	(10,502,017)
Gain from sale of investment in Snow Lake Resources	6,934,776
Share of Snow Lake Resources loss for period		(1,975,595)	(6,254,759)
Impairment and equity method loss of Snow Lake Resources	(3,211,587)	(7,687,745)
Investment costs	(325,339)
Closing carrying amount		$ 7,104,167	$ 16,767,507